Federal Home Loan Bank Advances (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Residential Real Estate	Dec. 31, 2012 Residential Real Estate
Prepayment of advances	$ 3,000
Penalty on prepayment	37
Collateral pledged		71,000	74,000
Amount of unused funds available to be borrowed	$ 40,200